Legal Proceedings - Q1	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

In December 2006, PharmAthene filed an action against us in the Delaware Court of Chancery captioned PharmAthene, Inc. v. SIGA Technologies, Inc., C.A. No. 2627-VCP. In its amended complaint, PharmAthene asked the Court to order us to enter into a license agreement with PharmAthene with respect to TPOXX™, to declare that we are obliged to execute such a license agreement, and to award damages resulting from our alleged breach of that obligation. PharmAthene also alleged that we breached an obligation to negotiate such a license agreement in good faith, and sought damages for promissory estoppel and unjust enrichment based on information, capital, and assistance that PharmAthene allegedly provided to us during the negotiation process.

In September 2011, the Court of Chancery issued its post-trial opinion. The Court denied PharmAthene’s requests for specific performance and expectation damages measured by present value of estimated future profits. Nevertheless, the Court held that we breached our duty to negotiate in good faith and were liable under the doctrine of promissory estoppel. The Court consequently awarded to PharmAthene what the Court described as an equitable payment stream or equitable lien consisting of fifty percent of the net profits that we achieve from sales of ST-246 after we secure$40 million in net profits, for ten years following the first commercial sale. In addition, the Court awarded PharmAthene one-third of its reasonable attorneys’ fees and expert witness expenses of $2.4 million.

In May 2012, the Court of Chancery entered its final order and judgment, implementing its post-trial opinion.

In June 2012, the Company appealed to the Delaware Supreme Court the final order and judgment and certain earlier rulings of the Court of Chancery. Shortly thereafter, PharmAthene filed its cross-appeal. The Company obtained a stay of enforcement of the fee and expense portion of the judgment by filing a surety bond for the amount of the judgment plus post-judgment interest. We posted $1.3 million of cash as approximately 50% collateral for a $2.7 million surety bond. The $1.3 million of cash collateral is recorded in other assets as of March 31, 2016.

On May 24, 2013, the Supreme Court of Delaware issued its decision, affirming the Delaware Court of Chancery’s judgment in part, reversing it in part, and remanding to Court of Chancery.

On August 8, 2014, the Court of Chancery issued its Remand Opinion. In its Remand Opinion, the Court of Chancery reversed its earlier conclusions and held that PharmAthene had carried its burden of demonstrating its entitlement to lump sum expectation damages for lost profits related to TPOXX™ by a preponderance of the evidence.

On September 16, 2014, as a consequence of SIGA’s chapter 11 filing, the legal proceedings with PharmAthene were stayed (see Note 1 to the financial statements). On October 8, 2014, the Bankruptcy Court approved a Stipulation between the Company and PharmAthene partially lifting the stay to permit the litigation before the Delaware Chancery Court to proceed, including all appeals. The Stipulation, however, provides that the stay shall remain in effect with respect to the enforcement of any judgment that may be entered.

On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment, awarding to PharmAthene $113,116,985 in contract expectation damages, plus pre-judgment interest up to January 15, 2015, and certain permitted legal fees, costs, and expenses, for a judgment of $194,649,042. Pursuant to the Final Order and Judgment, SIGA also is liable to PharmAthene for post-judgment interest, which was specified in the Final Order and Judgment to be $30,663.89 per diem, such per diem amount to be periodically adjusted to reflect the applicable Delaware legal rate. The per diem for the quarter ended March 31, 2016 was $31,909.68.

On January 16, 2015, the Company appealed from certain portions of the Delaware Court of Chancery’s rulings on remand, including but not limited to the Final Order and Judgment, to the Delaware Supreme Court.

On December 23, 2015, the Delaware Supreme Court affirmed the Final Order and Judgment.

With the affirmation of the Delaware Court of Chancery’s Final Order and Judgment by the Delaware Supreme Court on December 23, 2015 (“Delaware Supreme Court Affirmation”), and taking into account the occurrence of the effective date under the POR on April 12, 2016, SIGA has recorded a litigation loss accrual of approximately $208 million as of March 31, 2016. This amount is classified as a liability subject to compromise. The loss accrual of $208 million includes pre and post-judgment interest up to March 31, 2016, and also includes a $3.2 million reimbursement obligation to PharmAthene for attorneys’ fees and expert expenses related to the case. Interest for the period subsequent to September 16, 2014 (the date on which the Company commenced its chapter 11 case) has been included in the loss accrual because post-petition interest is allowed as part of PharmAthene’s claim under the POR.

Separate from the PharmAthene litigation, from time to time, we may be involved in a variety of claims, suits, investigations and proceedings arising from the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although such claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, we believe that the resolution of such current pending matters will not have a material adverse effect on our business, consolidated financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on us because of legal costs, diversion of management resources and other factors.

13.	Commitments and Contingencies

Operating lease commitments

The Company leases its Corvallis, Oregon, facilities and office space under an operating lease, most recently amended in April 2015, which expires in 2017. Pursuant to an order entered by the Bankruptcy Court in April 2015, the Company assumed the Corvallis Lease with Research Way Investments, as amended by the Tenth Addendum to Commercial Lease, for the Company’s research and development facility. In connection with the Tenth Addendum to the Commercial Lease, the Company relinquished the second floor space at its research and development facility, which reduces the rent expense to approximately $35,000 per month, starting May 1, 2015. In January 2013, we entered into a sublease with an affiliate of M&F for corporate office space under an operating lease which commenced in April 2013 and expires in 2020 (see Note 8 for further description of the lease arrangement). The respective leases contain annual escalation clauses, renewal provisions and generally require us to pay utilities, insurance, taxes and other operating expenses. Rental expense, including charges for maintenance, utilities, real estate taxes and other operating expenses, totaled $1.4 million, $1.6 million and $1.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Future minimum cash rental commitments under non-cancelable operating leases as of December 31, 2015 are expected to be in the future as follows:

2016	$1,232,952
2017	1,237,385
2018	734,360
2019	761,064
2020	507,376
Total	$4,473,137

Actual payments in the future could be less than the minimum commitments due to the chapter 11 case.

Legal Proceedings

In December 2006, PharmAthene filed an action against us in the Delaware Court of Chancery captioned PharmAthene, Inc. v. SIGA Technologies, Inc., C.A. No. 2627-VCP. In its amended complaint, PharmAthene asked the Court to order us to enter into a license agreement with PharmAthene with respect to ST-246, also known as Tecovirimat, to declare that we are obliged to execute such a license agreement, and to award damages resulting from our alleged breach of that obligation. PharmAthene also alleged that we breached an obligation to negotiate such a license agreement in good faith, and sought damages for promissory estoppel and unjust enrichment based on information, capital, and assistance that PharmAthene allegedly provided to us during the negotiation process.

In September 2011, the Court of Chancery issued its post-trial opinion. The Court denied PharmAthene’s requests for specific performance and expectation damages measured by present value of estimated future profits. Nevertheless, the Court held that we breached our duty to negotiate in good faith and were liable under the doctrine of promissory estoppel. The Court consequently awarded to PharmAthene what the Court described as an equitable payment stream or equitable lien consisting of fifty percent of the net profits that we achieve from sales of ST-246 after we secure $40 million in net profits, for ten years following the first commercial sale. In addition, the Court awarded PharmAthene one-third of its reasonable attorneys’ fees and expert witness expenses of $2.4 million.

In May 2012, the Court entered its final order and judgment in this matter, implementing its post-trial opinion.

In June 2012, the Company appealed to the Delaware Supreme Court the final order and judgment and certain earlier rulings of the Court of Chancery. Shortly thereafter, PharmAthene filed its cross-appeal. The Company obtained a stay of enforcement of the fee and expense portion of the judgment by filing a surety bond for the amount of the judgment plus post-judgment interest. We posted $1.3 million of cash as approximately 50% collateral for a $2.7 million surety bond. The $1.3 million of cash collateral is recorded in other assets as of December 31, 2015.

On May 24, 2013, the Supreme Court of Delaware issued its decision, affirming the Delaware Court of Chancery’s judgment in part, reversing it in part, and remanding to Court of Chancery.

On August 8, 2014, the Court of Chancery issued its Remand Opinion. In its Remand Opinion, the Court of Chancery reversed its earlier conclusions and held that PharmAthene had carried its burden of demonstrating its entitlement to lump sum expectation damages for lost profits related to Tecovirimat by a preponderance of the evidence.

On September 16, 2014, as a consequence of SIGA’s chapter 11 filing, the legal proceedings with PharmAthene were stayed (see Note 1 to the financial statements). On October 8, 2014, the Bankruptcy Court approved a Stipulation between the Company and PharmAthene partially lifting the stay to permit the litigation before the Delaware Chancery Court to proceed, including all appeals. The Stipulation, however, provides that the stay shall remain in effect with respect to the enforcement of any judgment that may be entered.

On January 15, 2015, the Delaware Court of Chancery entered its Final Order and Judgment, awarding to PharmAthene $113,116,985 in contract expectation damages, plus pre-judgment interest up to January 15, 2015, and certain permitted legal fees, costs, and expenses, for a judgment of $194,649,042. Pursuant to the Final Order and Judgment, SIGA also is liable to PharmAthene for post-judgment interest, which was specified in the Final Order and Judgment to be $30,663.89 per diem, such per diem amount to be periodically adjusted to reflect the applicable Delaware legal rate.

On January 16, 2015, the Company appealed from certain portions of the Delaware Court of Chancery’s rulings on remand, including but not limited to the Final Order and Judgment, to the Delaware Supreme Court.

On December 23, 2015, the Delaware Supreme Court affirmed the Final Order and Judgment.

With the affirmation of the Delaware Court of Chancery’s Final Order and Judgment by the Delaware Supreme Court on December 23, 2015 (“Delaware Supreme Court Affirmation”), and taking into account the plan of reorganization that was filed by the Company with the Bankruptcy Court on December 15, 2015 (as such the plan has been amended), SIGA has recorded a litigation loss accrual of approximately $205 million as of December 31, 2015. This amount is classified as a liability subject to compromise. The loss accrual of $205 million includes pre and post-judgment interest up to December 31, 2015, and also includes a $3.2 million reimbursement obligation to PharmAthene for attorneys’ fees and expert expenses related to the case. Interest for the period subsequent to September 16, 2014 (the Petition Date) has been included in the loss accrual because management believes that it is probable that post-petition interest will be allowed as part of PharmAthene’s claim. Such treatment is specified in the plan of reorganization that was filed by the Company in Bankruptcy Court on December 15, 2015 (as such plan has been amended).

Separate from the PharmAthene litigation, from time to time, we may be involved in a variety of claims, suits, investigations and proceedings arising from the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although such claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, we believe that the resolution of such current pending matters will not have a material adverse effect on our business, consolidated financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on us because of legal costs, diversion of management resources and other factors.